Fair value of financial assets and liabilities - Financial liabilities by category (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL		₩ 9,348,781			₩ 6,138,313
Financial liabilities designated at FVTPL		547,816			0		₩ 0
Financial liabilities at amortised cost		476,932,250			455,790,838
Derivative liabilities (designated for hedging)		102,815		$ 69,564	153,007
Total		486,931,662			462,082,158
Deposits due to customers
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL		74,205			39,524
Financial liabilities designated at FVTPL		547,816
Financial liabilities at amortised cost		366,821,156			357,784,297
Derivative liabilities (designated for hedging)		0			0
Total		367,443,177			357,823,821
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL		182,478			155,765
Financial liabilities designated at FVTPL		0
Financial liabilities at amortised cost		30,117,031			30,986,746
Derivative liabilities (designated for hedging)		0			0
Total		30,299,509			31,142,511
Debentures
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL		0			0
Financial liabilities designated at FVTPL		0
Financial liabilities at amortised cost		48,207,103			41,239,245
Derivative liabilities (designated for hedging)		0			0
Total		48,207,103			41,239,245
Derivative Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL		9,092,098			5,943,024
Financial liabilities designated at FVTPL		0
Financial liabilities at amortised cost		0			0
Derivative liabilities (designated for hedging)		102,815			153,007
Total		9,194,913			6,096,031
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL		0	[1]		0	[2]
Financial liabilities designated at FVTPL	[1]	0
Financial liabilities at amortised cost		31,786,960	[1]		25,780,550	[2]
Derivative liabilities (designated for hedging)		0	[1]		0	[2]
Total		₩ 31,786,960	[1]		₩ 25,780,550	[2]

[1]	Lease liabilities are excluded as of December 31, 2024.
[2]	Lease liabilities are excluded as of December 31, 2023.